Related-Party Transactions (Key Personnel Compensations) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	¥ 13,667	¥ 11,866	¥ 9,859
Post-employment benefits	639	551	441
Total	¥ 14,306	¥ 12,417	¥ 10,300